Filed Pursuant to Rule 497(e)
1933 Act File No. 333-215588
1940 Act File No. 811-23226

Supplement Dated
January 23, 2024

to the

Overlay Shares Large Cap Equity ETF
Overlay Shares Small Cap Equity ETF
Overlay Shares Foreign Equity ETF
Overlay Shares Hedged Large Cap Equity ETF
Overlay Shares Core Bond ETF
Overlay Shares Short Term Bond ETF
Overlay Shares Municipal Bond ETF
(collectively, the “Funds”)

Statement of Additional Information (“SAI”)
dated December 31, 2023

Effective January 30, 2024, the size of Creation Units (as defined in the SAI) for the Funds is 10,000 shares.

Please retain this Supplement with your SAI for future reference.